Securities and Exchange Commission

Washington, DC

Amendment No. 1

to

Form N-CSR

File No. 811-3851

Semiannual Report to Shareholders

Dated September 30, 2003

Pursuant to Section 30 of the

Investment Company Act of 1940

Nicholas II, Inc.

Name of Registrant

700 North Water Street, Suite 1010

Milwaukee, Wisconsin 53202

Address of Principal Office of Registrant

The Fund's Form N-CSR dated September 30, 2003, omitted the certification required under the Sarbanes-Oxley Act of 2002. Accordingly "Item 10. Exhibits (b)" is amended to read the following:

Item 10. Exhibits.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT. Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.906.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 03/09/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 03/09/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 03/09/2004